Note 18 - Segmented Information (Tables)	12 Months Ended
Nov. 30, 2018
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
	November 30,	November 30,	November 30,
	2018	2017	2016
	$	$	$

Revenue
United States	1,712,731	5,504,452	2,247,002
	1,712,731	5,504,452	2,247,002

Total assets
Canada	11,474,227	7,396,781	7,974,689

Total property and equipment
Canada	2,755,993	3,267,551	1,889,638